Condensed Interim Statement of Changes in Shareholders' Equity (Parenthetical)	12 Months Ended
Jan. 31, 2021 $ / shares
Private placement [member]
IfrsStatementLineItems [Line Items]
Share price	$ 5.56
Private placement one [member]
IfrsStatementLineItems [Line Items]
Share price	2.32
Private placements two [member]
IfrsStatementLineItems [Line Items]
Share price	$ 6.95